Condensed Consolidated Balance Sheet (Parenthetical) (Unaudited) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	22,949,819	22,867,319	14,817,496
Common stock, shares outstanding	22,949,819	22,867,319	14,817,496
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued			65
Preferred stock, shares outstanding			65